FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2003

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                              Name: Ronald Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348



                         Form 13F File Number: 28-06433
                         ------------------------------
             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:  Ronald J. Juvonen

Reporting Manager:  Ronald Juvonen

Name:  Ronald Juvonen

Title:  Managing Member

Phone:  (610) 925-3480

Signature, Place, and Date of Signing:

/s/Ronald J. Juvonen
--------------------------

Kennett Square, PA
--------------------------

November 14, 2003
--------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      13

Form 13F Information Table Value Total:      $ 388,961 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


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    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTAFF INC               COM        007094105    18270.7     2055200   SH          SOLE                   2055200
ALIGN TECHNOLOGY INC          COM        016255101      675.5       54000   SH          SOLE                     54000
CENTURA SOFTWARE INC          COM        15640W103        0.015     30000   SH          SOLE                     30000
CARMAX, INC.                  COM        143130102   138422.9     4238300   SH          SOLE                   4238300
CSG SYS INTL INC              COM        126349109    34363.6     2320300   SH          SOLE                   2320300
CYMER, INC.                   COM        232572107     6087.5      147900   SH          SOLE                    147900
FEI CO.                       COM        30241L109    30542.7     1308600   SH          SOLE                   1308600
GENTEX CORP                   COM        371901109    36165.5     1038345   SH          SOLE                   1038345
INVESTMENT TECH GRP INC       COM        461450108    53799.8     2804999   SH          SOLE                   2804999
J JILL GROUP INC              COM        466189107     8164.9      705700   SH          SOLE                    705700
POWER INTEGRATIONS INC        COM        739276103    15034.4      452300   SH          SOLE                    452300
SPECTRALINK CORP              COM        847580107    22207.1     1188185   SH          SOLE                   1188185
VASTERA INC                   COM        92239N109    25225.6     4907700   SH          SOLE                   4907700